Schedule of long-term bank loans (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 447,720	$ 682,373
Less: Discount on debt instrument	(7,758)	(21,384)
Less: Current portion	(415,666)	(482,454)
Total	24,296	178,535
United Overseas Bank Limited [Member]
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 376,174	547,547
Maturities	Due monthly beginning in June 2022 to April 2026
Interest Rate	3.00%
Collateral/Guarantee	Guaranteed by the Company’s shareholders
The Development Bank of Singapore Limited [Member]
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 20,755	79,042
Maturities	Due monthly beginning in September 2020 to August 2025
Interest Rate	2.50%
Collateral/Guarantee	Guaranteed by the Company’s shareholders
DBS Bank Ltd [Member]
Short-Term Debt [Line Items]
Total long-term loans – bank	$ 50,791	$ 55,784
Maturities	Due monthly beginning in March 2024 to Feb 2028
Interest Rate	7.75%
Collateral/Guarantee	Guaranteed by the Company’s shareholders